Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Minimum Lease Payments Under Non-cancellable Operating Leases

Future minimum lease payments as of December 31, 2018 and 2017 under non-cancellable operating leases are as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
No later than 1 year	12,664	11,519
Later than 1 year and no later than 5 years	39,222	37,033
Later than 5 years	176,049	180,833

	227,935	229,385

Exploration and Production Licenses Estimated Annual Payments

According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800